Derivative instruments and risk management - Schedule of Notional Amounts and Related Fair Value Measurements of Derivative Instruments (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 EUR (€) contract	Dec. 31, 2023 CHF (SFr) contract	Dec. 31, 2022 USD ($) contract	Dec. 31, 2022 EUR (€) contract	Dec. 31, 2022 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 1,836,318			$ 2,332,899
Gross positive fair value	12,490			13,167
Gross negative fair value	(24,119)			(12,912)
Net fair value	$ (11,629)			$ 255
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	5	5	5	1	1	1
Notional amounts	$ 97,194			$ 5,207
Gross positive fair value	18			0
Gross negative fair value	(267)			(215)
Net fair value	$ (249)			$ (215)
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	3	3	3	4	4	4
Notional amounts	$ 150,826			$ 130,751
Gross positive fair value	5,361			2,714
Gross negative fair value	0			(191)
Net fair value	$ 5,361			$ 2,523
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	57	57	57	63	63	63
Notional amounts	$ 1,368,006			$ 1,884,169
Gross positive fair value	5,350			8,052
Gross negative fair value	(22,206)			(10,269)
Net fair value	(16,856)			(2,217)
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	1,616,026			2,020,127
Gross positive fair value	10,729			10,766
Gross negative fair value	(22,473)			(10,675)
Net fair value	$ (11,744)			$ 91
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	99	99	99	160	160	160
Notional amounts	$ 220,292			$ 312,772
Gross positive fair value	1,761			2,401
Gross negative fair value	(1,646)			(2,237)
Net fair value	$ 115			$ 164
Foreign exchange contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 240.3	SFr 0.4		€ 235.5	SFr 0.4